Wireless Licenses, Goodwill and Other Intangible Assets - Composition of Other Intangible Assets, Net (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Finite-Lived Intangible Assets [Line Items]
Gross Amount	$ 24,105	$ 20,873
Accumulated Amortization	(13,858)	(11,976)
Net Amount	10,247	8,897
Customer lists
Finite-Lived Intangible Assets [Line Items]
Gross Amount	3,621	2,884
Accumulated Amortization	(691)	(480)
Net Amount	$ 2,930	2,404
Customer lists | Minimum
Finite-Lived Intangible Assets [Line Items]
Useful life for finite-lived intangible assets, years	5 years
Customer lists | Maximum
Finite-Lived Intangible Assets [Line Items]
Useful life for finite-lived intangible assets, years	13 years
Non-Network Internal-Use Software
Finite-Lived Intangible Assets [Line Items]
Gross Amount	$ 18,010	16,135
Accumulated Amortization	(12,374)	(10,913)
Net Amount	$ 5,636	5,222
Non-Network Internal-Use Software | Minimum
Finite-Lived Intangible Assets [Line Items]
Useful life for finite-lived intangible assets, years	3 years
Non-Network Internal-Use Software | Maximum
Finite-Lived Intangible Assets [Line Items]
Useful life for finite-lived intangible assets, years	7 years
Other
Finite-Lived Intangible Assets [Line Items]
Gross Amount	$ 2,474	1,854
Accumulated Amortization	(793)	(583)
Net Amount	$ 1,681	$ 1,271
Other | Minimum
Finite-Lived Intangible Assets [Line Items]
Useful life for finite-lived intangible assets, years	2 years
Other | Maximum
Finite-Lived Intangible Assets [Line Items]
Useful life for finite-lived intangible assets, years	25 years